Employee stock incentive plans (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2019 INR (₨) Number	Mar. 31, 2018 INR (₨) Number
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	320,544	330,142
Shares arising out of options, Granted during the year | Number	122,372	158,112
Shares arising out of options, Expired/forfeited during the year | Number	(50,651)	(23,318)
Shares arising out of options, Exercised during the year | Number	(122,124)	(144,392)
Shares arising out of options, Outstanding at the end of the year | Number	270,141	320,544
Shares arising out of options, Exercisable at the end of the year | Number	32,836	47,383
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00	₨ 5.00
Ranges of exercise prices, Granted during the year	5.00	5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00	5.00
Ranges of exercise prices, Exercised during the year	5.00	5.00
Ranges of exercise prices, Outstanding at the end of the year	5.00	5.00
Ranges of exercise prices, Exercisable at the end of the year	5.00	5.00
Weighted average exercise price, Outstanding at the beginning of the year	5.00	5.00
Weighted average exercise price, Granted during the year	5.00	5.00
Weighted average exercise price, Expired/forfeited during the year	5.00	5.00
Weighted average exercise price, Exercised during the year	5.00	5.00
Weighted average exercise price, Outstanding at the end of the year	5.00	5.00
Weighted average exercise price, Exercisable at the end of the year	₨ 5.00	₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	70	69
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	73	70
Weighted average remaining useful life, Exercisable at the end of the year	42	49
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	107,308	88,141
Shares arising out of options, Granted during the year | Number	70,730	63,304
Shares arising out of options, Expired/forfeited during the year | Number	(29,966)	(19,335)
Shares arising out of options, Exercised during the year | Number	(32,917)	(24,802)
Shares arising out of options, Outstanding at the end of the year | Number	115,155	107,308
Shares arising out of options, Exercisable at the end of the year | Number	9,229	11,034
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00	₨ 5.00
Ranges of exercise prices, Granted during the year	5.00	5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00	5.00
Ranges of exercise prices, Exercised during the year	5.00	5.00
Ranges of exercise prices, Outstanding at the end of the year	5.00	5.00
Ranges of exercise prices, Exercisable at the end of the year	5.00	5.00
Weighted average exercise price, Outstanding at the beginning of the year	5.00	5.00
Weighted average exercise price, Granted during the year	5.00	5.00
Weighted average exercise price, Expired/forfeited during the year	5.00	5.00
Weighted average exercise price, Exercised during the year	5.00	5.00
Weighted average exercise price, Outstanding at the end of the year	5.00	5.00
Weighted average exercise price, Exercisable at the end of the year	₨ 5.00	₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	73	74
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	73	73
Weighted average remaining useful life, Exercisable at the end of the year	43	47